FINANCIAL INVESTORS TRUST

Emerald Growth Fund

(the “Fund”)

SUPPLEMENT DATED NOVEMBER 1, 2024, TO THE

SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2024, AS SUPPLEMENTED

Effective immediately, the shares of the Fund are no longer being offered under this Summary Prospectus, Prospectus and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE